Convertible Redeemable Preferred Shares - Schedule of Liquidation Preferences of Preferred Shares (Details)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares
Series A-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		15,181,000	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 0.45
Convertible redeemable preferred shares, Liquidation Multiplier			1.2
Convertible redeemable preferred shares, Liquidation Preference			$ 8,197,740
Series A-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		14,244,000	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 0.91
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 12,962,040
Series A-3 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		2,828,899	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 0.97
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 2,744,032
Series B-1 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		13,111,999	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 2.29
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 30,026,478
Series B-2 Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		9,090,900	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 3.85
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 34,999,965
Series B-3 preferred shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares			2,100,000	2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 5
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 10,500,000
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		13,684,800	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 8.41
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 115,089,168
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares Outstanding Shares (in Shares) | shares		12,963,577	12,963,577	12,963,577	12,963,577	11,747,760
Convertible redeemable preferred shares, Original Issue Price (in Dollars per share) | $ / shares			$ 33.14
Convertible redeemable preferred shares, Liquidation Multiplier			1
Convertible redeemable preferred shares, Liquidation Preference			$ 429,612,942
Convertible Redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares, Liquidation Preference	$ 0		$ 644,132,365